(24) EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Profit attributable to the owners of the Company	R$ 1,179,750	R$ 900,885	R$ 864,940
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746
Earnings per share - basic	R$ 1.16	R$ 0.89	R$ 0.85
Numerator
Profit attributable to the owners of the Company	R$ 1,179,750	R$ 900,885	R$ 864,940
Dilutive effect of convertible debentures of subsidiary CPFL Renovaveis	(11,966)	(16,153)	(19,811)
Profit attributable to controlling shareholders	R$ 1,167,784	R$ 884,731	R$ 845,129
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746
Earnings per share - diluted	R$ 1.15	R$ 0.87	R$ 0.83